Document And Entity Information Document	9 Months Ended
Sep. 30, 2020
Document And Entity Information
Entity Registrant Name	SCORPIO BULKERS INC.
Entity Central Index Key	0001587264
Document Type	6-K
Document Period End Date	Sep. 30, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2020